Intangible assets, net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,932,198	$ 16,519,285
Less: Accumulated amortization	(4,268,165)	(3,560,268)
Intangible assets, net	664,033	12,959,017
Software
Finite-Lived Intangible Assets [Line Items]
Subtotal	25,957	24,314
Electric vehicle manufacturing license
Finite-Lived Intangible Assets [Line Items]
Subtotal		11,899,171
Land use rights
Finite-Lived Intangible Assets [Line Items]
Subtotal	307,241	287,800
Patents
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,599,000	$ 4,308,000